Victory Pioneer Equity Premium Income Fund Investment Objectives and Goals - Victory Pioneer Equity Premium Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Pioneer Equity Premium Income Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Pioneer Equity Premium Income Fund (the “Fund”) seeks total return, including high current income.